Equity in Net Earnings of Affiliates - Narrative (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2012
Investments in and Advances to Affiliates [Line Items]
Gain on loss of control			$ 854.0
Golar Partners
Investments in and Advances to Affiliates [Line Items]
Non-cash loss on deemed disposal	$ 17.0
Amortization of basis difference	$ 10.7	$ 17.1